SHARE-BASED PAYMENTS - Outstanding and exercisable options held (Details)	12 Months Ended
	Mar. 31, 2023 EquityInstruments $ / shares	Mar. 31, 2022 EquityInstruments $ / shares
0.93 - 2.15
SHARE-BASED PAYMENTS
Number of options | EquityInstruments	1,168,870
Remaining Contractual Life (years)	8 years 1 month 6 days
Weighted Average Exercise Price, outstanding	$ 1.98
Vested Options exercisable | EquityInstruments	257,656
Weighted Average Exercise Price exercisable	$ 2.06
0.93 - 2.15 | Minimum
SHARE-BASED PAYMENTS
Exercise Price	0.93
0.93 - 2.15 | Maximum
SHARE-BASED PAYMENTS
Exercise Price	$ 2.15
4.44 - 5.47
SHARE-BASED PAYMENTS
Number of options | EquityInstruments	82,900
Remaining Contractual Life (years)	9 years 2 months 12 days
Weighted Average Exercise Price, outstanding	$ 4.56
4.44 - 5.47 | Minimum
SHARE-BASED PAYMENTS
Exercise Price	4.44
4.44 - 5.47 | Maximum
SHARE-BASED PAYMENTS
Exercise Price	$ 5.47
8.19 - 11.03
SHARE-BASED PAYMENTS
Number of options | EquityInstruments	61,843
Remaining Contractual Life (years)	2 years 2 months 12 days
Weighted Average Exercise Price, outstanding	$ 8.29
Vested Options exercisable | EquityInstruments	54,344
Weighted Average Exercise Price exercisable	$ 8.30
8.19 - 11.03 | Minimum
SHARE-BASED PAYMENTS
Exercise Price	8.19
8.19 - 11.03 | Maximum
SHARE-BASED PAYMENTS
Exercise Price	$ 11.03
16.83 - 21.19
SHARE-BASED PAYMENTS
Number of options | EquityInstruments	56,545
Remaining Contractual Life (years)	3 years 10 months 24 days
Weighted Average Exercise Price, outstanding	$ 19.26
Vested Options exercisable | EquityInstruments	42,170
Weighted Average Exercise Price exercisable	$ 19.06
16.83 - 21.19 | Minimum
SHARE-BASED PAYMENTS
Exercise Price	16.83
16.83 - 21.19 | Maximum
SHARE-BASED PAYMENTS
Exercise Price	$ 21.19
23.25 - 28.81
SHARE-BASED PAYMENTS
Number of options | EquityInstruments	106,935
Remaining Contractual Life (years)	5 years 2 months 12 days
Weighted Average Exercise Price, outstanding	$ 26.43
Vested Options exercisable | EquityInstruments	70,206
Weighted Average Exercise Price exercisable	$ 25.70
23.25 - 28.81 | Minimum
SHARE-BASED PAYMENTS
Exercise Price	23.25
23.25 - 28.81 | Maximum
SHARE-BASED PAYMENTS
Exercise Price	$ 28.81
31.85 - 33.95
SHARE-BASED PAYMENTS
Number of options | EquityInstruments	73,924
Remaining Contractual Life (years)	6 years 1 month 6 days
Weighted Average Exercise Price, outstanding	$ 33.62
Vested Options exercisable | EquityInstruments	47,617
Weighted Average Exercise Price exercisable	$ 33.43
31.85 - 33.95 | Minimum
SHARE-BASED PAYMENTS
Exercise Price	31.85
31.85 - 33.95 | Maximum
SHARE-BASED PAYMENTS
Exercise Price	33.95
0.93 - 33.95 | Minimum
SHARE-BASED PAYMENTS
Exercise Price	$ 0.93
0.5
SHARE-BASED PAYMENTS
Exercise Price		$ 0.50
Number of options | EquityInstruments		2,239,617
Remaining Contractual Life (years)		8 years
Weighted Average Exercise Price, outstanding		$ 0.50
Vested Options exercisable | EquityInstruments		1,024,464
Weighted Average Exercise Price exercisable		$ 0.50
1.65 - 2.35
SHARE-BASED PAYMENTS
Number of options | EquityInstruments		832,569
Remaining Contractual Life (years)		7 years 4 months 24 days
Weighted Average Exercise Price, outstanding		$ 2.00
Vested Options exercisable | EquityInstruments		361,697
Weighted Average Exercise Price exercisable		$ 2.00
1.65 - 2.35 | Minimum
SHARE-BASED PAYMENTS
Exercise Price		1.65
1.65 - 2.35 | Maximum
SHARE-BASED PAYMENTS
Exercise Price		$ 2.35
2.55 - 3.83
SHARE-BASED PAYMENTS
Number of options | EquityInstruments		50,000
Remaining Contractual Life (years)		9 years 2 months 12 days
Weighted Average Exercise Price, outstanding		$ 2.87
Vested Options exercisable | EquityInstruments		8,332
Weighted Average Exercise Price exercisable		$ 2.68
2.55 - 3.83 | Minimum
SHARE-BASED PAYMENTS
Exercise Price		2.55
2.55 - 3.83 | Maximum
SHARE-BASED PAYMENTS
Exercise Price		$ 3.83
3.83 - 5.75
SHARE-BASED PAYMENTS
Number of options | EquityInstruments		1,266,747
Remaining Contractual Life (years)		9 years 1 month 6 days
Weighted Average Exercise Price, outstanding		$ 5.15
Vested Options exercisable | EquityInstruments		243,838
Weighted Average Exercise Price exercisable		$ 4.92
3.83 - 5.75 | Minimum
SHARE-BASED PAYMENTS
Exercise Price		3.83
3.83 - 5.75 | Maximum
SHARE-BASED PAYMENTS
Exercise Price		$ 5.75
5.75 - 8.25
SHARE-BASED PAYMENTS
Number of options | EquityInstruments		1,667,607
Remaining Contractual Life (years)		9 years 2 months 12 days
Weighted Average Exercise Price, outstanding		$ 7.01
Vested Options exercisable | EquityInstruments		141,679
Weighted Average Exercise Price exercisable		$ 8.03
5.75 - 8.25 | Minimum
SHARE-BASED PAYMENTS
Exercise Price		5.75
5.75 - 8.25 | Maximum
SHARE-BASED PAYMENTS
Exercise Price		$ 8.25
0.5 - 8.25
SHARE-BASED PAYMENTS
Number of options | EquityInstruments	1,551,017	6,056,540
Remaining Contractual Life (years)	7 years	8 years 6 months
Weighted Average Exercise Price, outstanding	$ 6.19	$ 3.49
Vested Options exercisable | EquityInstruments	471,993	1,780,010
Weighted Average Exercise Price exercisable	$ 10.98	$ 2.02
0.5 - 8.25 | Minimum
SHARE-BASED PAYMENTS
Exercise Price		0.50
0.5 - 8.25 | Maximum
SHARE-BASED PAYMENTS
Exercise Price	$ 33.95	$ 8.25